Concentration of Credit Risks - Schedule of Concentration Risk (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	52.00%	55.00%	56.00%	0.00%
Revenue [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	23.00%	21.00%	12.00%	0.00%
Revenue [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	25.00%	24.00%	32.00%	0.00%
Accounts Receivable [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	52.00%	55.00%	56.00%	0.00%
Accounts Receivable [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	23.00%	21.00%	12.00%	0.00%
Accounts Receivable [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	25.00%	24.00%	32.00%	0.00%